SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 to 5 years
- Office equipment, furniture and fittings	3 to 10 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Transportation assets	4 to 10 years
- Warehouse equipment	3 to 10 years
- Land use right	Over the land use term
- Building	6 to 20 years

Estimated Useful Lives of Finite Lived Intangible Assets
Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

- Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
- IP right	1 to 5 years
- Trademarks	7 to 10 years
- Technology	6 years
- Software	3 to 6 years
- Customer relationships	3 to 8 years

Cumulative Effect of Changes on Consolidated Balance Sheet for Adoption
The Company adopted ASU 2020-06 on January 1, 2022 using the modified retrospective method. As a result of this adoption, the cumulative effect of the changes made on its January 1, 2022 consolidated balance sheet for the adoption of the ASU 2020-06 was as follows:

	Balances as of December 31, 2021	Adjustments	Balances as of January 1, 2022
	$	$	$

Non-current liabilities
Convertible notes	3,475,708	697,759	4,173,467

Shareholders’ equity
Additional paid-in capital	14,622,292	(811,483)	13,810,809
Accumulated deficit	(7,201,498)	113,724	(7,087,774)